Income Tax (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating loss carryforwards federal						$ 4,973
Operating loss carryforwards state						4,776
Successor [Member]
Valuation allowance						(924)
Income tax benefit/(provision)		$ 159	$ 981	$ 2,541	$ 366	$ 3,572
Effective tax rate		(2.94%)			(3.39%)	6.76%
Deferred tax liability						$ 4,217
Predecessor [Member]
Valuation allowance	$ (3,144)						$ 4,971
Income tax benefit/(provision)	$ 0						$ 153
Effective tax rate							(0.53%)
Deferred tax liability	$ 4,217